State Street US Core Equity Fund Performance Management - State Street US Core Equity Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of a broad-based benchmark index. The bar chart shows how the Fund's returns have varied for each full calendar year shown. Returns shown for periods prior to May 24, 2021 reflect the past performance of the General Electric RSP U.S. Equity Fund, the performance predecessor of the Fund. The General Electric RSP U.S. Equity Fund was managed by using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. GE Asset Management Incorporated (“GEAM”) served as the Fund's investment adviser until 2016, when State Street Corporation (“State Street”), the ultimate parent company of the Adviser, acquired substantially all of the assets of GEAM. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 242-0134or by visiting our website at www.statestreet.com/im.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of a broad-based benchmark index. The bar chart shows how the Fund's returns have varied for each full calendar year shown. Returns shown for periods prior to May 24, 2021 reflect the past performance of the General Electric RSP U.S. Equity Fund, the performance predecessor of the Fund. The General Electric RSP U.S. Equity Fund was managed by using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. GE Asset Management Incorporated (“GEAM”) served as the Fund's investment adviser until 2016, when State Street Corporation (“State Street”), the ultimate parent company of the Adviser, acquired substantially all of the assets of GEAM.
Bar Chart [Heading]	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	ReturnsQuarter/YearHighest Quarterly Return21.61%Q2 2020Lowest Quarterly Return-17.71%Q1 2020
Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/25)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.statestreet.com/im
Performance Availability Phone [Text]	(800) 242-0134
State Street US Core Equity Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	21.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(17.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020